Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 41,786	$ 51,201	$ 43,407
Accounts receivable, net of allowance for doubtful accounts of $10,339 and $8,513, respectively	97,551	83,985	96,994
Prepaid expenses	12,084	7,175	7,296
Other current assets	950	709	556
Total current assets	152,371	143,070	148,253
Property and equipment
Accumulated depreciation	(83,966)	(77,697)	(64,682)
Property and equipment, net	21,563	25,150	38,303
Intangible assets, net	71,558	109,733	130,568
Goodwill	396,479	399,085	395,171
Other assets	2,781	2,708	2,617
Total assets	644,752	679,746	714,912
Current liabilities
Current portion of long-term debt, net	3,000	10,948	11,689
Accounts payable and accrued expense	35,398	33,504	31,270
Current portion of contingent consideration	970	695	340
Deferred revenue	3,881	3,955	4,851
Total current liabilities	43,249	49,102	48,150
Long-term debt, net	499,183	472,600	468,932
Deferred tax liabilities	6,769	7,335	6,294
Other liabilities	10,839	8,488	7,771
Total liabilities	560,040	537,525	531,147
Commitments and contingencies
Stockholders' equity
Common stock $0.0001 par value, 200,000,000 shares authorized, 42,637,315 and 42,529,017 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	4	4	4
Preferred Stock $0.0001 par value, 1,000,000 shares authorized, zero issued and outstanding as of September 30, 2021 and December 31, 2020
Additional paid-in capital	384,689	385,387	381,952
Accumulated deficit	(308,676)	(255,424)	(205,498)
Accumulated other comprehensive income	8,695	12,254	7,307
Total stockholders' equity	84,712	142,221	183,765
Total liabilities and stockholders' equity	644,752	679,746	714,912
Computer software and hardware
Property and equipment
Property and equipment, gross	75,288	72,211	72,228
Leasehold improvements
Property and equipment
Property and equipment, gross	27,182	27,271	26,963
Furniture, fixtures and other equipment
Property and equipment
Property and equipment, gross	$ 3,059	$ 3,365	$ 3,794